UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Greenville Small Cap Growth Fund

	SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 90.3%
	Aerospace & Defense: 4.1%
9,050	AAR Corp. *	$266,613
5,080	BE Aerospace, Inc. *	196,139
		462,752
	Capital Goods: 4.6%
4,760	ESCO Technologies, Inc. *	178,452
10,005	Harbin Electric, Inc. *	217,209
57,500	Power-One, Inc. *	131,675
		527,336
	Capital Markets: 0.9%
8,620	Triangle Capital Corp.	107,491

	Commercial Banks: 1.1%
5,740	Home Bancshares, Inc.	123,754

	Commercial Services & Supplies: 6.4%
11,970	Fuel Tech, Inc.*	227,909
12,260	The Providence Service Corp. *	362,038
7,380	TeleTech Holdings, Inc. *	145,607
		735,554
	Consumer Finance: 1.7%
7,770	Dollar Financial Corp. *	195,649

	Distributors: 3.2%
10,165	DXP Enterprises Inc. *	371,022

	Diversified Financials: 1.6%
18,700	First Cash Financial Services, Inc. *	187,187

	Electrical Equipment: 4.1%
27,375	Ultralife Batteries, Inc. *	471,671

	Electronic Equipment & Instruments: 1.7%
90,339	Creative Vistas, Inc. *	188,809

	Energy Equipment & Services: 3.5%
112,255	Boots & Coots International Control, Inc. *	165,015
13,285	Matrix Service Co. *	239,396
		404,411
	Health Care Equipment & Services: 7.0%
21,955	Alliance Imaging, Inc. *	233,382
12,755	Angiodynamics, Inc. *	258,544
570	Matrixx Initiatives, Inc. *	7,752
36,500	NovaMed, Inc. *	144,175
18,880	Regeneration Technologies, Inc. *	151,040
		794,893
	Health Care Providers & Services: 5.1%
13,425	Capital Senior Living Corp. *	102,970
101,588	Continucare Corp. *	272,256
11,155	Gentiva Health Services, Inc. *	206,144
		581,370
	Internet Software & Services: 2.0%
29,235	Bidz.Com, Inc. *	227,156

	IT Services: 1.3%
22,785	Rainmaker Systems *	145,368

	Machinery: 2.6%
17,860	Titan Machinery, Inc. *	294,333

	Media: 1.7%
23,240	MDC Partners, Inc. *#	196,378

	Oil & Gas: 4.7%
8,470	ATP Oil & Gas Corp. *	318,811
10,960	Delta Petroleum Corp. *	219,748
		538,559
	Oil, Gas & Consumable Fuels: 4.8%
25,390	Energy XXI (Bermuda) Ltd. *#	110,700
25,090	Gulfport Energy Corp. *	380,114
25,215	Nova Biosource Fuels, Inc. *	55,221
		546,035

	Pharmaceuticals: 2.6%
19,065	Caraco Pharmaceutical Laboratories Ltd. *	292,838

	Radio And Television Broadcasting And Communications Equipment: 1.9%
22,540	Globecomm Systems, Inc. *	211,200

	Retailing: 1.9%
11,035	Conn's, Inc. *	212,975

	Semiconductor & Semiconductor Equipment: 7.1%
26,500	Anadigics, Inc. *	264,735
15,285	Omnivision Technologies, Inc. *	216,435
4,265	Tessera Technologies, Inc. *	167,060
16,940	Ultra Clean Holdings *	165,843
		814,073
	Semiconductors And Related Devices: 3.3%
14,240	Monolithic Power Systems, Inc. *	222,714
17,025	Volterra Semiconductor Corp. *	156,289
		379,003
	Software: 2.2%
28,045	Opnet Technologies, Inc. *	254,929

	Software & Services: 4.2%
10,850	Cybersource Corp. *	181,737
4,875	Micros Systems, Inc. *	300,203
		481,940
	Technology Hardware & Equipment: 2.0%
9,075	Excel Technology, Inc. *	231,957

	Tobacco Products: 1.5%
13,065	Zhongpin, Inc. *	175,071

	Transportation: 1.5%
11,560	Vitran Corp, Inc. *#	165,308

	TOTAL COMMON STOCKS
	(Cost $10,333,799)	10,319,022

	SHORT-TERM INVESTMENT: 9.8%
	Money Market: 9.8%
1,124,786	SEI Daily Income Trust Government Fund - Class B	1,124,786

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,124,786)	1,124,786

	TOTAL INVESTMENTS IN SECURITIES: 100.1%
	(Cost $11,458,585)	11,443,808
	Liabilities in Excess of Other Assets: (0.1)%	(9,755)
	TOTAL NET ASSETS: 100.0%	$11,434,053

*	Non-income producing
#	U.S. security of a foreign issuer

	The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

	Cost of investments	$11,458,585
	Gross unrealized appreciation	1,321,702
	Gross unrealized depreciation	(1,336,479)
	Net unrealized depreciation	(14,777)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)     /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date   February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/Robert M. Slotky
                                                   Robert M. Slotky, President

Date   February 26, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
                                                 Eric W. Falkeis, Treasurer

Date   March 28, 2008

* Print the name and title of each signing officer under his or her signature.